Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 168,569	¥ 176,216
Investment in affiliates, market value	188,456	225,569
Investment in affiliates, dividends received	17,334	47,688	¥ 14,913
Investment in affiliates over underlying equity in net assets	¥ 87,424	¥ 95,575
Avolon Holdings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%